UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 8568

John Hancock Bank and Thrift Opportunity Fund (Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210 (Address of principal executive offices) (Zip code)

Alfred P. Ouellette Senior Attorney and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210 (Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2006

ITEM 1. REPORT TO SHAREHOLDERS.

JOHN HANCOCK

Bank and Thrift Opportunity Fund

4.30.2006 Semiannual Report

JOHN HANCOCK FUNDS

Table of contents

Your fund at a glance

Managers’ report
page 2

Fund’s investments
page 6

Financial statements
page 11

For more information
page 21

To Our Shareholders,

After producing modest returns in 2005, the stock market has advanced smartly in the first four months of 2006. The major indexes all advanced and produced four-month returns that were ahead of the market’s returns for all of 2005. For example, the Standard & Poor’s 500 Index returned 5.61% year-to-date through April 2006, versus 4.91% last year in total. Investors were encouraged by solid corporate earnings, a healthy economy and stable inflation, which suggested the Federal Reserve could be coming close to the end of its 18-month campaign of raising interest rates.

Despite the good results to date, it is anyone’s guess where the market will end 2006, especially given the wild cards of interest rate moves and record-high energy prices and their impact on corporate profits and the economy.

One thing we do know, however, is that the stock market’s pattern is one of extremes. Consider the last 10 years. From 1995 through 1999, we saw double-digit returns in excess of 20% per year, only to have 2000 through 2002 produce ever-increasing negative results, followed by another 20%-plus up year in 2004 and a less than 5% advance in 2005. Since 1926, the market, as measured by the Standard & Poor’s 500 Index, has produced average annual results of 10.4% . However, that “normal” return is rarely produced in any given year. In fact, calendar-year returns of 8% to 12% have occurred only five times in the 80 years since 1926.

Although the past in no way predicts the future, we have learned at least one lesson from history: Expect highs and lows in the short term, but always invest for the long term. Equally important: Work with your financial professional to maintain a diversified portfolio, spread out among not only different asset classes — stocks, bonds and cash — but also among various investment styles. It’s the best way we know of to benefit from, and weather, the market’s extremes.

Sincerely,

Keith F. Hartstein,

President and Chief Executive Officer

This commentary reflects the CEO’s views as of April 30, 2006. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks long-term capital appreciation with moderate income as a secondary objective by normally investing at least 80% of its assets in stocks of regional banks and lending companies, including commercial and industrial banks, savings and loan associations and bank holding companies.

Over the last six months

*  The stock market produced strong results due to favorable economic and corporate earnings growth, despite higher interest rates and oil prices.

*  Financial stocks outperformed the broad market on the strength of investment bankers, asset managers and other financial companies tied to capital markets activities.

*  Regional banks advanced sharply, although their returns were slightly behind more market-sensitive financial stocks.

Total returns for the Fund include the reinvestment of all distributions. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings

3.0%	Wells Fargo & Co.
2.9%	Wachovia Corp.
2.9%	Bank of America Corp.
2.9%	Compass Bancshares, Inc.
2.9%	M&T Bank Corp.
2.8%	Zions Bancorp.
2.8%	PNC Financial Services Group, Inc.
2.8%	Marshall & Ilsley Corp.
2.8%	SunTrust Banks, Inc.
2.8%	U.S. Bancorp.
As a percentage of net assets on April 30, 2006.

BY JAMES K. SCHMIDT, CFA, LISA A. WELCH AND SUSAN A. CURRY FOR THE
SOVEREIGN ASSET MANAGEMENT LLC PORTFOLIO MANAGEMENT TEAM

MANAGERS’
REPORT

JOHN HANCOCK

Bank and Thrift Opportunity Fund

Recently Susan Curry was named a portfolio manager on the management team, replacing Thomas Finucane, who left the company to pursue other opportunities. Ms. Curry joined John Hancock in 1998 and for the last two years has been a research analyst for the financial management team.

The stock market was on a tear for much of the six months ended April 30, 2006, shrugging off the twin challenges of rising interest rates and oil prices — both of which can potentially slow economic growth. Investors returned to the market in force, buoyed by a resilient economy and strong corporate earnings growth. Investors also acted out of a belief that the Federal Reserve was coming close to ending its two-year campaign of raising short-term interest rates. Sporadically during the period, however, investors wavered in response to robust economic data that threatened a rise in inflation and caused them to rethink the timing of the Fed’s policies. The generally positive environment helped the broad stock market, as measured by the Standard & Poor’s 500 Index, advance 9.64% in the six months ended April 30, 2006.

“Financial stocks as a group
outperformed the broad
market, largely on the strength
of the investment bankers,
asset managers and large
custodian banks...”

Financial stocks as a group outperformed the broad market, largely on the strength of the investment bankers, asset managers and large custodian banks — all of which reaped the rewards of robust capital-markets activity. Banks and insurers produced positive results, but on a more modest scale, as they are less sensitive to the stock market’s activity. Banks in particular had to make their way through a time when rising rates and a flatter yield curve were causing margin compression. For the most part, banks also seemed to move in correlation with the market’s shifting perceptions and speculation about the Fed’s next moves, more than on company fundamentals. In this environment, financial stocks, as measured by the Standard & Poor’s 500 Financials Index, returned 13.01% for the six months ended April 30, 2006.

Fund performance

For the six months ended April 30, 2006, John Hancock Bank and Thrift Opportunity Fund posted total returns of 9.47% at net asset value and 10.93% at market value. The difference in the Fund’s net asset value (NAV) performance and its market performance stems from the fact that the market share price is subject to the dynamics of secondary market trading, which could cause it to trade at a discount or premium to the Fund’s NAV share price at any time. By comparison, the Fund’s benchmark Standard & Poor’s 500 Financial Index returned 13.01% and the average open-end specialty financial services fund returned 15.00% at net asset value, according to Morningstar, Inc.

Although the Fund advanced sharply on an absolute basis, its focus on regional banks caused us to underperform our peers and benchmark index. The 10% advance in bank stocks was less than the superlative returns of the capital-markets-oriented investment bankers and asset management companies.

Capital-markets winners

Our stakes in some of the larger superregional banks, which have a significant piece of their revenue coming from capital-markets-related activity, were the Fund’s biggest contributors to performance. They included Wachovia Corp., JPMorgan Chase & Co., Wells Fargo & Co. and Bank of America Corp. Custody banks Mellon Financial Corp., Bank of New York and State Street Corp. and asset manager Affiliated Managers Group, Inc. also did well for the same reasons.

“...the larger superregional banks,
which have a significant piece of
their revenue coming from capital-
markets-related activity, were the
Fund’s biggest contributors...”

Deal makers fare well

Several of our bank holdings also benefited from swap deals and mergers. In addition to their strong capital-markets earnings, JPMorgan Chase and Bank of New York Co., Inc., also benefited from a deal that involved JPMorgan’s purchase of all of Bank of New York’s retail bank branches in exchange for Bank of New York’s purchase of JPMorgan’s corporate trust business. The deal

Industry
distribution[1]

Regional
banks	67%

Diversified
banks	12%

Other
diversified
banks	7%

Thrifts &
mortgage
finance	7%

Asset
management &
custody banks	3%

follows several other takeovers of New York metro-based banks and reaffirms that New York bankers are intent on building up their branch networks.

PNC Financial Services Group, Inc. was rewarded for Merrill Lynch’s deal to merge Merrill’s money-management business with asset manager BlackRock, in which PNC currently has a 70% ownership interest.

The Fund had two announced takeovers in the period. Long Island-based North Fork Bancorp, Inc. was bought by credit-card company Capital One Financial Corp. for a 23% premium over market, and Washington Mutual Inc. announced its intent to buy Commercial Capital Bancorp, Inc.

Regionals lag

Regional banks produced more modest returns during the period as investors worried that the flatter yield curve would crimp banks’ net interest margins. That said, bank fundamentals are in very good shape. Despite slightly lower net interest margins, bank profitability remains high. Furthermore, non-performing assets are currently at very low levels and we expect the banking sector to generate earnings growth of 6% to 8% this year.

At the bottom of the pack were some of our Midwestern bank stocks that had disappointing results due to concerns about a slowdown in the region’s economy. What’s more, the Midwestern banks seem to face the most competition for depositors. Detractors included Taylor Capital Group, Inc., Sky Financial Group, Inc., Independent Bank Corp. and MB Financial, Inc.

Managed distribution update

The Fund is continuing its managed distribution plan, which has been in effect since January 2004 requiring the Fund to make quarterly distributions of at least 2.5% of the preceding calendar year end’s net asset value. During this period, on December 2, 2005, the Fund announced a quarterly distribution of $0.287 per share to shareholders of record as of December 12, 2005 and on March 3, the Fund announced a quarterly distribution of $0.261 to shareholders of record as of March 13.

“...the Fed seems closer to the end of its
tightening cycle — a period in which
the bank stocks have historically
outperformed.”

Outlook

Looking forward, the prospects for bank stocks remain generally favorable. The economy appears solid and inflation is low. This should keep credit quality in good shape and facilitate reasonable loan growth. In addition, the Fed seems closer to the end of its tightening cycle — a period in which the bank stocks have historically outperformed. We continue to view some of the larger-cap names within the group as having the best value due to their relatively lower price/earn ings ratios and their heavier component of market-related revenues. We have repositioned out of some smaller-cap names whose valuations have gotten too rich and have added to names that are trading at more attractive levels.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 As a percentage of net assets on April 30, 2006.

F I N A N C I A L  S TAT E M E N T S

FUND’S
INVESTMENTS
Securities owned
by the Fund on
April 30, 2006
(unaudited)

This schedule is divided into three main categories: bonds, common stocks and short-term investments. Bonds and common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating	(000)	Value

Bonds 0.09%					$863,940
(Cost $770,000)
Regional Banks 0.09%					863,940

CSBI Capital Trust I,
Gtd Sub Cap Inc Ser A (B)(G)	11.750%	06-06-27	B–	$770	863,940

Issuer				Shares	Value

Common stocks 96.31%					$885,445,507
(Cost $375,436,568)

Asset Management & Custody Banks 3.53%					32,421,230

Bank of New York Co., Inc. (The) (NY)				305,000	10,720,750

Mellon Financial Corp. (PA)				330,000	12,417,900

Northern Trust Corp. (IL)				70,000	4,122,300

State Street Corp. (MA)				79,000	5,160,280

Consumer Finance 0.50%					4,629,089

Capital One Financial Corp. (VA) (L)				53,429	4,629,089

Diversified Banks 11.83%					108,784,365

Comerica, Inc. (MI)				384,400	21,860,828

Toronto-Dominion Bank (The) (Canada)				130,349	7,283,902

U.S. Bancorp. (MN) (L)				805,541	25,326,209

Wachovia Corp. (NC) (L)				448,571	26,846,974

Wells Fargo & Co. (CA) (L)				399,861	27,466,452

Other Diversified Financial Services 7.10%					65,236,534

Bank of America Corp. (NC)				534,260	26,670,259

Citigroup, Inc. (NY)				415,925	20,775,454

JPMorgan Chase & Co. (NY)				392,041	17,790,821

See notes to financial statements.

F I N A N C I A L  S TAT E M E N T S

Issuer	Shares	Value
Regional Banks 66.64%		$612,635,026

Alabama National Bancorp. (AL)	142,500	9,815,400

AmericanWest Bancorp. (WA)	357,921	8,654,530

Ameris Bancorp. (GA)	78,480	1,749,319

AmSouth Bancorp. (AL)	95,879	2,774,738

BB&T Corp. (NC)	344,846	14,807,687

Beverly National Corp. (MA)	47,500	1,064,000

BOK Financial Corp. (OK)	117,208	5,705,685

Camden National Corp. (ME)	140,000	5,338,200

Capital City Bank Group, Inc. (FL) (L)	74,543	2,368,231

Cascade Bancorp. (OR)	184,272	5,369,686

Chittenden Corp. (VT)	175,245	4,829,752

City Holding Co. (WV)	41,600	1,505,088

City National Corp. (CA)	230,427	16,811,954

CoBiz, Inc. (CO)	63,200	1,246,304

Colonial BancGroup, Inc. (The) (AL)	585,200	15,174,236

Columbia Bancorp. (OR)	14,625	325,406

Commercial Bankshares, Inc. (FL)	63,702	2,256,325

Community Bancorp. (NV) (I)	10,790	352,078

Community Banks, Inc. (PA) (L)	110,307	2,903,280

Compass Bancshares, Inc. (AL)	478,857	26,317,981

Cullen/Frost Bankers, Inc. (TX)	20,000	1,157,600

Dearborn Bancorp., Inc. (MI) (I)	72,375	1,610,344

Desert Community Bank (CA)	275,000	5,376,250

DNB Financial Corp. (PA)	72,577	1,527,746

East West Bancorp., Inc. (CA) (L)	435,000	17,256,450

ECB Bancorp., Inc. (NC)	65,000	2,278,250

Eurobancshares, Inc. (Puerto Rico) (I)	42,830	457,424

F.N.B. Corp. (PA)	90,049	1,511,022

Fifth Third Bancorp. (OH)	388,040	15,684,577

Financial Institutions, Inc. (NY)	73,000	1,408,170

First Charter Corp. (NC)	52,200	1,240,794

First Horizon National Corp. (TN) (L)	152,150	6,454,203

First Midwest Bancorp., Inc. (IL)	103,800	3,739,914

First National Lincoln Corp. (ME)	146,499	2,417,234

First Regional Bancorp. (CA) (I)	150,000	13,702,500

First State Bancorp. (NM)	130,000	3,350,100

FirstMerit Corp. (OH)	2,950	72,540

Fulton Financial Corp. (PA) (L)	342,753	5,638,287

Glacier Bancorp., Inc. (MT)	367,788	11,166,044

See notes to financial statements.

F I N A N C I A L  S TAT E M E N T S

Issuer	Shares	Value
Regional Banks (continued)

Greene County Bancshares, Inc. (TN)	22,000	$682,000

Harleysville National Corp. (PA)	144,664	2,870,134

Independent Bank Corp. (MI)	323,510	8,831,823

International Bancshares Corp. (TX)	200,337	5,731,642

KeyCorp (OH) (L)	297,000	11,351,340

Lakeland Financial Corp. (IN)	4,350	197,403

M&T Bank Corp. (NY)	219,657	26,227,046

Marshall & Ilsley Corp. (WI) (L)	568,295	25,982,447

MB Financial, Inc. (IL)	123,950	4,385,351

Mercantile Bankshares Corp. (MD)	314,250	11,809,515

Merrill Merchants Bankshares, Inc. (ME)	78,173	1,973,868

Mid-State Bancshares (CA)	50,000	1,390,500

National City Corp. (OH) (L)	545,087	20,113,710

North Fork Bancorp., Inc. (NY)	780,092	23,504,172

Northrim Bancorp., Inc. (AK)	70,053	1,705,090

Pacific Capital Bancorp. (CA)	364,354	12,220,433

Placer Sierra Bancshares (CA)	14,550	386,302

PNC Financial Services Group, Inc. (PA)	364,000	26,015,080

Prosperity Bancshares, Inc. (TX)	158,745	5,175,087

Provident Bankshares Corp. (MD) (L)	165,058	5,737,416

Regions Financial Corp. (AL) (L)	167,390	6,111,409

Republic Bancorp., Inc. (MI)	3,630	41,636

S&T Bancorp., Inc. (PA)	154,700	5,493,397

Security Bank Corp. (GA)	77,400	1,739,952

Sky Financial Group, Inc. (OH)	234,850	6,070,872

Smithtown Bancorp., Inc. (NY)	30,000	1,099,500

South Financial Group, Inc. (The) (SC)	70,150	1,903,169

Southcoast Financial Corp. (SC) (I)(L)	40,900	1,053,175

State National Bancshares, Inc. (TX) (L)	11,580	314,513

Summit Bancshares, Inc. (TX)	279,000	5,164,290

Summit Bank Corp. (GA)	135,000	2,057,400

SunTrust Banks, Inc. (GA)	331,826	25,660,105

Synovus Financial Corp. (GA)	510,950	14,306,600

Taylor Capital Group, Inc. (IL)	241,950	9,436,050

TCF Financial Corp. (MN)	428,016	11,496,510

TD Banknorth, Inc. (ME)	334,517	9,931,810

Texas Regional Bancshares, Inc. (Class A) (TX)	110,000	3,153,700

Texas United Bancshares, Inc. (TX)	47,100	972,615

TriCo Bancshares (CA)	53,000	1,446,370

See notes to financial statements.

F I N A N C I A L  S TAT E M E N T S

Issuer	Shares	Value
Regional Banks (continued)

UCBH Holdings, Inc. (CA)	400,000	$7,076,000

Umpqua Holdings Corp. (OR) (L)	177,901	4,696,586

Univest Corp. (PA)	205,218	5,462,903

Valley National Bancorp. (NJ)	157,386	4,098,331

Vineyard National Bancorp Co. (CA)	283,970	7,928,442

Virginia Financial Group, Inc. (VA)	26,350	1,051,629

West Coast Bancorp. (OR)	67,583	1,945,039

Western Alliance Bancorp. (NV) (I)	20,650	750,834

Whitney Holding Corp. (LA)	150,750	5,360,670

Wilmington Trust Corp. (DE)	350,000	15,505,000

Yardville National Bancorp. (NJ)	97,400	3,521,010

Zions Bancorp. (UT)	314,053	26,075,821

Thrifts & Mortgage Finance 6.71%		61,739,263

Astoria Financial Corp. (NY) (L)	102,865	3,221,732

BankUnited Financial Corp. (Class A) (FL)	56,650	1,738,589

Benjamin Franklin Bancorp., Inc. (MA)	15,000	205,200

Commercial Capital Bancorp., Inc. (CA)	450,000	7,051,500

Countrywide Financial Corp. (CA) (L)	223,000	9,067,180

Freddie Mac (VA)	140,000	8,548,400

Hingham Institute for Savings (MA)	80,000	3,096,800

Hudson City Bancorp., Inc. (NJ) (L)	383,810	5,146,892

LSB Corp. (MA)	65,000	1,170,000

NewAlliance Bancshares, Inc. (CT)	12,581	181,670

PennFed Financial Services, Inc. (NJ)	313,600	5,616,576

Sovereign Bancorp., Inc. (PA)	108,000	2,394,360

Washington Mutual, Inc. (WA)	244,312	11,008,699

Webster Financial Corp. (CT) (L)	70,110	3,291,665

See notes to financial statements.

F I N A N C I A L  S TAT E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 13.19%			$121,231,691
(Cost $121,231,691)
Certificates of Deposit 0.01%			80,627

Deposits in mutual banks		$81	80,627
Joint Repurchase Agreement 3.11%			28,577,000

Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. — Dated 4-28-06 due 5-1-06
(secured by U.S. Treasury Inflation Indexed Bond 3.875%
due 4-15-29 and U.S. Treasury Inflation Indexed Note 2.375%
due 4-15-11)	4.710%	28,577	28,577,000

		Shares
Cash Equivalents 10.07%			92,574,064

AIM Cash Investment Trust (T)		92,574,064	92,574,064

Total investments 109.59%			$1,007,541,138

Other assets and liabilities, net (9.59%)			($88,182,037)

Total net assets 100.00%			$919,359,101

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.
(G) Security rated internally by John Hancock Advisers, LLC.
(I) Non-income-producing security.
(L) All or a portion of this security is on loan as of April 30, 2006.
(T) Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

F I N A N C I A L  S TAT E M E N T S

ASSETS AND
LIABILITIES
April 30, 2006
(unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value for each common share.

Assets
Investments at value (cost $497,438,259)
including $92,310,178 of securities loaned	$1,007,541,138
Cash	951
Receivable for investments sold	3,508,810
Dividends and interest receivable	1,892,932
Other assets	112,790
Total assets	1,013,056,621

Liabilities
Payable for investments purchased	73,167
Payable upon return of securities loaned	92,574,064
Payable to affiliates
Management fees	796,447
Other	76,341
Other payables and accrued expenses	177,501
Total liabilities	93,697,520

Net assets
Capital paid-in	396,955,009
Accumulated net realized gain on investments	11,045,911
Net unrealized appreciation of investments	510,102,879
Accumulated net investment income	1,255,302
Net assets	$919,359,101

Net asset value per share
Based on 84,400,000 shares of
beneficial interest outstanding —
unlimited number of shares
authorized with no par value	$10.89

See notes to financial statements.

F I N A N C I A L  S TAT E M E N T S

OPERATIONS
For the period ended
April 30, 2006
(unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Dividends (net of foreign withholding taxes of $15,394)	$12,053,536
Interest	630,596
Securities lending	65,617
Total investment income	12,749,749

Expenses
Investment management fees	5,168,707
Administration fees	1,123,632
Custodian fees	71,725
Printing	67,211
Registration and filing fees	39,428
Miscellaneous	25,911
Professional fees	25,349
Trustees’ fees	21,926
Transfer agent fees	18,400
Compliance fees	10,283
Securities lending fees	2,530
Interest	1,285
Total expenses	6,576,387
Less expense reductions	(674,179)
Net expenses	5,902,208
Net investment income	6,847,541

Realized and unrealized gain
Net realized gain on investments	44,584,991
Change in net unrealized appreciation
(depreciation) of investments	26,538,975
Net realized and unrealized gain	71,123,966
Increase in net assets from operations	$77,971,507

1 Semiannual period from 11-1-05 through 4-30-06.

See notes to financial statements.

F I N A N C I A L  S TAT E M E N T S

CHANGES IN
NET ASSETS

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, and distributions paid to shareholders.

	Year	Period
	ended	ended
	10-31-05	4-30-06[1]

Increase (decrease) in net assets
From operations
Net investment income	$12,211,582	$6,847,541
Net realized gain	76,139,650	44,584,991
Change in net unrealized
appreciation (depreciation)	(48,302,904)	26,538,975
Increase in net assets resulting
from operations	40,048,328	77,971,507
Distributions to shareholders
From net investment income	(19,937,812)	(6,777,320)
From net realized gain	(75,518,588)	(39,473,880)
	(95,456,400)	(46,251,200)

Net assets
Beginning of period	943,046,866	887,638,794
End of period[2]	$887,638,794	$919,359,101

1 Semiannual period from 11-1-05 through 4-30-06. Unaudited.
2 Includes accumulated net investment income of $1,185,081 and $1,255,302, respectively.

See notes to financial statements.

F I N A N C I A L  H I G H L I G H T S

FINANCIAL
HIGHLIGHTS

COMMON SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05	4-30-06[1]

Per share operating performance
Net asset value,
beginning of period	$9.53	$9.76	$9.54	$10.94	$11.17	$10.52
Net investment income[2]	0.15	0.11	0.12	0.13	0.14	0.08
Net realized and unrealized
gain on investments	0.86	0.88	2.14	1.55	0.34	0.84
Total from
investment operations	1.01	0.99	2.26	1.68	0.48	0.92
Less distributions
From net investment income	(0.21)	(0.13)	(0.12)	(0.12)	(0.24)	(0.08)
From net realized gain	(0.57)	(1.08)	(0.74)	(1.33)	(0.89)	(0.47)
	(0.78)	(1.21)	(0.86)	(1.45)	(1.13)	(0.55)
Net asset value,
end of period	$9.76	$9.54	$10.94	$11.17	$10.52	$10.89
Per share market value,
end of period	$7.88	$7.92	$9.65	$10.14	$9.39	$9.85
Total return at market value[3,4] (%)	9.56	15.39	35.54	21.37	3.68	10.93[5]

Ratios and supplemental data
Net assets, end of period
(in millions)	$823	$805	$923	$943	$888	$919
Ratio of expenses
to average net assets (%)	1.43	1.43	1.43	1.39	1.32	1.32[6]
Ratio of gross expenses
to average net assets[7] (%)	1.45	1.46	1.48	1.47	1.47	1.47[6]
Ratio of net investment income
to average net assets (%)	1.51	1.11	1.28	1.17	1.34	1.54[6]
Portfolio turnover (%)	27	20	4	5	5	2

1 Semiannual period from 11-1-05 through 4-30-06. Unaudited.
2 Based on the average of the shares outstanding.
3 Assumes dividend reinvestment.
4 Total returns would have been lower had certain expenses not been reduced during the periods shown.
5 Not annualized.
6 Annualized.
7 Does not take into consideration expense reductions during the periods shown.

See notes to financial statements.

NOTES TO
STATEMENTS
Unaudited

Note A

Accounting policies

John Hancock Bank and Thrift Opportunity Fund (the “Fund”) is a diversified closed-end management investment company, shares of which were initially offered to the public on August 23, 1994, and are publicly traded on the New York Stock Exchange.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (“MFC”), may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At April 30, 2006, the Fund loaned securities having a market value of $92,310,178 collateralized by cash in the amount of $92,574,064. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be  subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended October 31, 2005, the tax character of distributions paid was as follows: ordinary income $20,979,308 and long-term capital gain $74,477,092.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B

Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under  the investment management contract, the Fund pays a monthly management fee to the Adviser at an annual rate of 1.15% of the Fund’s average weekly net asset value.

Effective December 31, 2005, the investment management teams of the Adviser were reorganized into Sovereign Asset Management LLC (“Sovereign”), a wholly owned indirect subsidiary of John Hancock Life Insurance Company (“JHLICo”), a subsidiary of MFC. The Adviser remains the principal advisor on the Fund and Sovereign acts as subadviser under the supervision of the Adviser. The restructuring did not have an impact on the Fund, which continues to be managed using the same investment philosophy and process. The Fund is not responsible for payment of the subadvisory fees.

The Fund has an agreement with the Adviser and affili-ates to perform certain administrative services for the Fund. The compensation for the period was at an annual rate of 0.25% of the average weekly net asset value of the Fund. The Adviser agreed to limit the administration fee to 0.10% of the Fund’s average weekly net asset value. Accordingly, the expense reductions related to the administration fee amounted to $674,179 for the period ended April 30, 2006. The Adviser reserves the right to terminate this limitation in the future with Trustees’ approval. The net administrative fee compensation for the period amounted to $449,453. The Fund also paid the Adviser the amount of $140 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

The Fund is listed for trading on the New York Stock Exchange (“NYSE”) and has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE’s listing standards. The Fund also files with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.

Note C Fund common share transactions

The Fund had no common share transactions during the periods ended October 31, 2005 and April 30, 2006.

Note D Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2006, aggregated $15,105,333 and $67,321,085, respectively.

The cost of investments owned on April 30, 2006, including short-term investments, for federal income tax purposes, was $497,535,067. Gross unrealized appreciation and depreciation of investments aggregated $510,896,966 and $890,895, respectively, resulting in net unrealized appreciation of $510,006,071. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Investment objective and policy

The Fund is a closed-end diversified management investment company, shares of which were initially offered to the public on August 23, 1994 and are publicly traded on the New York Stock Exchange. Its investment objective is long-term capital appreciation.

On November 20, 2001 the Fund’s Trustees approved the following investment policy changes effective December 15, 2001: Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of U.S. regional banks and thrifts and holding companies that primarily own or receive a substantial portion of their income from regional banks or thrifts. “Net assets” is defined as net assets plus borrowings for investment purposes. “Primarily owned” means that the bank or finan-cial holding company derives a substantial portion of its business from U.S. regional banks or thrifts as determined by the Adviser, based upon generally accepted measures such as revenues, asset size and number of employees. U.S. regional banks or thrifts are ones that provide full-service banking (i.e. savings accounts, checking accounts, commercial lending and real estate lending) and whose assets are primarily of domestic origin. The Fund will notify shareholders at least  60 days prior to any change in this 80% investment policy.

The Fund may invest in investment-grade debt securities as well as debt securities rated BB or below by Standard & Poor’s Ratings group (“Standard & Poor’s”) or Ba or below by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated by such rating organizations, determined by the Adviser to be of comparable quality.

Bylaws

On November 19, 2002, the Board of Trustees adopted several amendments to the Fund’s bylaws, including provisions relating to the calling of a special meeting and requiring advance notice of shareholder proposals or nominees for Trustee. The advance notice provisions in the bylaws require shareholders to notify the Fund in writing of any proposal that they intend to present at an annual meeting of shareholders, including any nominations for Trustee, between 90 and 120 days prior to the first anniversary of the mailing date of the notice from the prior year’s annual meeting of shareholders. The noti-fication must be in the form prescribed by the bylaws. The advance notice provisions provide the Fund and its Trustees with the opportunity to thoughtfully consider and address the matters proposed before the Fund prepares and mails its proxy statement to shareholders. Other amendments set forth the procedures that must be followed in order for a shareholder to call a special meeting of shareholders. Please contact the Secretary of the Fund for additional information about the advance notice requirements or the other amendments to the bylaws.

Dividends and distributions

During the period ended April 30, 2006, dividends from net investment income totaling $0.0803 per share and capital gain distributions totaling $0.4677 per share were paid to shareholders. The dates of payments and the amounts per share are as follows:

INCOME
PAYMENT DATE	DIVIDEND

December 30, 2005	0.0399
March 31, 2006	0.0404

CAPITAL
GAIN
PAYMENT DATE	DISTRIBUTION

December 30, 2005	0.2471
March 31, 2006	0.2206

Dividend reinvestment plan

The Fund offers its shareholders a Dividend Reinvestment Plan, (the “Plan”), which offers the opportunity to earn compounded yields. Each holder of common shares will automatically have all distributions of dividends and capital gains reinvested by Mellon Investor Services as Plan agent for the shareholders (the “Plan Agent”), unless an election is made to receive cash. Each registered shareholder will receive from the Plan Agent an authorization card to be signed and returned if the shareholder elects to receive distributions from net investment income in cash or elects not to receive capital gains distributions in the form of a shares dividend. Shareholders may also make their election by notifying the Plan Agent by telephone or by visiting the Plan Agent’s Web site at www.melloninvestor.com. Holders of common shares who elect not to participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholder of record (or if the common shares are held in street or other nominee name, then to the nominee) by the Plan Agent, as dividend disbursing agent. Shareholders whose shares are held in the name of a broker or nominee or shareholders transferring such an account to a new broker or nominee should contact the broker or nominee, to determine whether and how they may participate in the Plan.

The Plan Agent serves as agent for the holders of common shares in administering the Plan. After the Fund declares a dividend or makes a capital gains distribution, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy common shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. The Fund will not issue any new shares in connection with the Plan. The Plan Agent’s fees for the handling of reinvestment of dividends and other distributions will be paid by the Fund. Each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of distributions. There are no other charges to participants for reinvesting dividends or capital gain distributions.

Participants in the Plan may withdraw from the Plan at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www.melloninvestor.com. Such withdrawal will be effective immediately if received prior to a dividend record date; otherwise, it will be effective for all subsequent dividend record dates. When a participant withdraws from the Plan or upon termination of the Plan, as provided below, either a cash payment will be made to the participant for the full value of the common shares credited to the account upon instruction by the participant, or certifi-cates for whole common shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a common share credited to such account.

The Plan Agent maintains each shareholder’s account in the Plan and furnishes monthly written confirma-tions of all transactions in the accounts, including information needed by the shareholders for personal and tax records. The Plan Agent will hold common shares in the account of each Plan participant in non-certificated form in the name of the participant. Proxy material relating to shareholders’ meetings of the Fund will include those shares purchased as well as shares held pursuant to the Plan. In the case of shareholders such as banks, brokers or nominees, which hold common shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of common shares certified from time to time by the record shareholders as representing the total amount registered in the record shareholder’s name and held for the account of beneficial owners who are participants in the Plan. Shares may be purchased through broker-dealers.

Dividends and capital gains distributions are taxable whether received in cash or reinvested in additional common shares, and the automatic reinvestment of dividends and capital gain distributions will not relieve participants of any U.S. federal income tax that may be payable or required to be withheld on such dividends or distributions. The amount of dividends to be reported on 1099-DIV should be the amount of cash used by the Plan Agent to purchase shares in the open market, including the amount of cash allocated to brokerage commissions paid on such purchases.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan as applied to any distribution paid subsequent to written notice of the change sent to all shareholders of the Fund at least 90 days before the record date for the dividend or distribution. The Plan may be amended or terminated by the Plan Agent by at least 90 days’ written notice to all shareholders of the Fund. All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 3338, South Hackensack, NJ 07606-1938 (Telephone: 1-800-852-0218).

Shareholder communication and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310 Telephone: 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Shareholder meeting

On March 22, 2006, the Annual Meeting of the Fund was held to elect four Trustees and to ratify the actions of the Trustees in selecting independent auditors for the Fund.

Proxies covering 81,026,978 shares of beneficial interest were voted at the meeting. The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

		W I T H H E L D
	F O R	A U T H O R I T Y

James R. Boyle	78,335,144	2,691,834
Ronald R. Dion	78,354,208	2,672,770
Charles L. Ladner	78,344,941	2,682,037
John A. Moore	78,382,604	2,644,374

The shareholders ratified the Trustees’ selection of PricewaterhouseCoopers LLP as the Fund’s independent auditor for the fiscal year ending October 31, 2006, with votes tabulated as follows: 79,732,629 FOR, 833,055 AGAINST and 461,294 ABSTAINING.

For more information
The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Trustees	John G. Vrysen	Legal counsel
Ronald R. Dion, Chairman	Executive Vice President and	Wilmer Cutler Pickering
James R. Boyle†	Chief Financial Officer	Hale and Dorr LLP
James F. Carlin		60 State Street
Richard P. Chapman, Jr.*	Investment adviser	Boston, MA 02109-1803
William H. Cunningham	John Hancock Advisers, LLC
Charles L. Ladner*	601 Congress Street
Dr. John A. Moore*	Boston, MA 02210-2805	Stock symbol
Patti McGill Peterson*		Listed New York Stock
Steven R. Pruchansky		Exchange:
*Members of the Audit Committee	Subadviser	BTO
†Non-Independent Trustee	Sovereign Asset
	Management LLC	For shareholder assistance
	101 Huntington Avenue	refer to page 20
Boston, MA 02199

Officers	Custodian
Keith F. Hartstein	The Bank of New York
President and	One Wall Street
Chief Executive Officer	New York, NY 10286
William H. King
Vice President and Treasurer	Transfer agent and
Francis V. Knox, Jr.	dividend disburser
Vice President and	Mellon Investor Services
Chief Compliance Officer	Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Phone	Customer service representatives	1-800-852-0218
	Portfolio commentary	1-800-344-7054
	24-hour automated information	1-800-843-0090
	TDD line	1-800-231-5469

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

1-800-852-0218
1-800-843-0090 EASI-Line
1-800-231-5469 (TDD)

www.jhfunds.com

PRESORTED
STANDARD
U. S. POSTAGE
PAID
MIS

P90SA 4/06
6/06

ITEM 2. CODE OF ETHICS.

As of the end of the period, April 30, 2006, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective February 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a) Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b) Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post-trade reporting and a 30 day hold requirement for all employees.

(c) A new requirement for “heightened preclearance” with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds - Administration Committee Charter and John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bank and Thrift Opportunity Fund

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: June 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: June 27, 2006

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: June 27, 2006